Interest and Other Financing Expense (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Disclosure of interest and other financing expense

	2021	2020	2019
Interest and other financing expense:
Long-term debt	$681	$785	$895
Lease liabilities	62	67	70
Less: amounts capitalized on qualifying assets	—	(24)	(53)
Total interest and other financing expense	743	828	912
Total interest income and other	(32)	(72)	(76)
Net interest and other financing expense	$711	$756	$836